Related Party Transactions (Details) - USD ($)		12 Months Ended
	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount		$ 25,929	$ 25,336
Related party payable			(32,165)
Director [Member]
Related Party Transactions [Line Items]
Related party payable	$ 32,165
GBuy Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount		6,637	4,119
Webuy Talent Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount		$ 5,169